Fair Value Measurements (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015
Fair Value Measurements Details Narrative
Changes fair value of derivative instrument	$ 62	$ 291	$ (488)